Subsequent Events (Details) - Subsequent Events - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Nov. 03, 2026	Oct. 31, 2026
O 2026 Q3 Dividends
Subsequent Events
Dividends date declared	Nov. 03, 2026
Dividends declared (dollars per share)	$ 0.27
Dividends date to be paid	Dec. 15, 2026
Dividends date of record	Nov. 27, 2026
2013-built Ardmore Endeavour
Subsequent Events
Vessel sales price		$ 34.3